Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2016
Business and credit concentrations
Schedule of major suppliers

	Year ended March 31,
Suppliers	2014		2015		2016
	RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited	14,336	23	15,683	25	37,556	5,824	49
Hangzhou Baitong Biological Technology Co., Ltd.	—	—	6,600	10	—	—	—
Shanghai Qiangzhi Biological Technology Co., Ltd.	7,195	11	—	—	—	—	—
Cesca Therapeutics Inc.	10,841	17	—	—	—	—	—

Total	32,372	51	22,283	35	37,556	5,824	49